Vessels, net	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Vessels, net
4.	Vessels, net
An analysis of vessels, net is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2022	$231,714,888	$(111,751,904)	$119,962,984

Acquisitions and improvements	79,074,113	—	79,074,113

Depreciation for the year	—	(4,902,831)	(4,902,831)

Balance as at June 30, 2022	$310,789,001	$(116,654,735)	$194,134,266

The additions during the
six-month
period ended June 30, 2022 mainly relate to the acquisition of vessels “Clean Nirvana” (Note 3), “Clean Justice” (Note 3), “Suez Enchanted” and “Suez Protopia”.
As of December 31, 2021 and June 30, 2022, the Company performed an impairment review of its vessels, due to the prevailing conditions in the shipping industry. As undiscounted net operating cash flows exceeded each vessel’s carrying value, no impairment was recorded.
Vessels “Magic Wand”, “Clean Thrasher”, “Falcon Maryam” and “Stealth Berana” having a net book value amounting $115,625,653 as of June 30, 2022 have been provided as collateral to the Company’s bank loan (Note 5).